LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
Schedule of borrowings

Long-term debt consists of the following:

		As at
		December 31
(in millions of U.S. dollars)	2019	2018
LONG-TERM DEBT
Senior unsecured notes - due November 15, 2022 (a)	397.4	495.3
Senior unsecured notes - due May 15, 2025 (b)	287.1	285.2
Credit Facility (c)	30.0	—
Total long-term debt	714.5	780.5

Schedule of applicable redemption prices on unsecured notes
•

During the 12‑month period beginning on November 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2022 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2019	101.04%
2020 and thereafter	100.00%

Schedule of applicable redemption prices on 2025 Unsecured Notes
•

During the 12‑month period beginning on May 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2025 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2020	104.78%
2021	103.19%
2022	101.59%
2023 and thereafter	100.00%

Schedule of significant covenants

Significant financial covenants are as follows:

		Twelve months ended	Twelve months ended
		December 31	December 31
	Financial Covenant	2019	2018
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 : 1	4.3 : 1	4.5 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5 : 1	3.1 : 1	2.6 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0 : 1	0.7 : 1	0.4 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory

The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2019:

	As at						As at
	December			Fair Value	Interest &	Foreign	December
	31, 2018	Borrowings	Repayments	changes	Accretion	Exchange	31, 2019
LIABILITIES ARISING FROM FINANCING ACTVITIES
Long-term debt	780.5	30.0	(99.7)	1.2	2.5	—	714.5
Interest payable	6.9	—	(49.9)	—	48.7	—	5.7
Gold stream obligation	180.2	—	(20.0)	4.3	—	—	164.5
Total	967.6	30.0	(169.6)	5.5	51.2	—	884.7